Other general administrative expenses (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other General Administrative Expenses
Approximate value of taxes (audit fees)	R$4.2 million	R$3.8 million	R$3.5 million